Thornburg Limited Term Income Funds

Fund facts. . . as of 3/31/99
                                                                   Thornburg Limited Term Income Fund
                                              A Shares                            C Shares                            I Shares
SEC Yield                                       5.36%                               5.09%                               5.81%
NAV                                             $12.23                              $12.20                              $12.23
Max. Offering Price                             $12.54                              $12.20                              $12.23

Total returns. . . as of 3/31/99
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                        2.27%                               4.39%                               5.22%
Five Year                                       6.02%                               N/A                                 N/A
Since Inception                                 5.88%                               6.40%                               7.35%
Inception Date                                (10/1/92)                         (9/1/94)                            (7/5/96)

Fund facts. . . as of 3/31/99
                                                                 Thornburg Limited Term U.S. Government Fund*
                                               A Shares                            C Shares                            I Shares
SEC Yield                                       5.24%                               4.87%                               5.74%
NAV                                             $12.34                              $12.40                              $12.33
Max. Offering Price                             $12.66                              $12.40                              $12.33

Total returns. . . as of 3/31/99
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                        2.69%                               4.98%                               5.64%
Five Year                                       5.42%                               N/A                                 N/A
Ten Year                                        7.00%                               N/A                                 N/A
Since Inception                                 6.82%                               6.00%                               6.93%
 Inception Date                              (11/16/87)                           (9/1/94)                            (7/5/96)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Funds' Class A Shares is 2.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six month period ending March 31, 1999. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.23. If you were invested for the entire period, you received dividends of 34.8 cents per share. If you reinvested your dividends, you received 35.2 cents per share. Investors who owned C shares received 32.3 and 32.6 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.34. If you were invested for the entire period, you received dividends of 32.9 cents per share. If you reinvested your dividends, you received 33.2 cents per share. Investors who owned C shares received 30.2 and 30.5 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

After falling to their lowest levels in five years in October of 1998, interest rates have continued to rise since then. The plethora of strong numbers among the economic releases has caused the market participants to reevaluate their ideas on the appropriate level of interest rates. Since the lows in October 1998, interest rates have risen over 100 basis points (>1%) on all Treasury notes and bonds with maturities greater than 2 years. Once the perceptions of the fates of Southeast Asia, Russia and Brazil changed from imminent collapse to survival, and, in the case of Southeast Asia, perhaps even growth, the bond markets once again looked at the robustness of the U.S. economy for the direction of interest rates. This robustness has also caused the quality spreads of corporate bonds over treasuries to contract significantly since the 4th quarter of 1998. While still not back to their pre-collapse level, quality spreads are approaching the levels of a year ago as the market discounts the idea of a U.S. recession.

The Dow Jones Industrial Average has recently reached another record level. Investors are still pouring money into the stock market as our economy continues to grow. It might be a good time to see whether the outsized gains over the last couple of years have unbalanced the asset allocation of one's investment portfolio. It might be a little more heavily weighted in stocks than intended. It might be time to look at adding more intermediate bonds to the portfolio to balance the asset allocation. The current yield level of intermediate bonds is about 4.5 times the dividend yield of the S&P 500, which is currently about 1.2%. Intermediate bonds can provide a stabilizing presence to the principal value of a portfolio.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.



Steven J. Bohlin
Managing Director

                                           Limited Term U.S.       Limited Term
                                            Government Fund         Income Fund
ASSETS

Investments at value (cost $128,991,287
and $53,945,399, respectively)                  $  131,340,931 $     54,701,181
Cash                                                    63,774           90,250
Receivable for fund shares sold                         39,881          219,962
Interest receivable                                  1,599,557          913,852
Principal receivable                                    73,542           14,823
Prepaid expenses and other assets                       23,472           20,073
                   Total Assets                    133,141,157       55,960,141

LIABILITIES

Payable for investments purchased                           0         1,360,560
Payable for fund shares redeemed                      598,369            83,639
Accounts payable and accrued expenses                  52,812            75,589
Payable to Investment Advisor                          57,690            16,597
Dividends payable                                     158,846            87,815
                  Total Liabilities                   867,717         1,624,200

NET ASSETS                            $           132,273,440   $    54,335,941
NET ASSET VALUE:


Class A Shares:
Net asset value and redemption price per share ($119,602,821 and $38,699,828 applicable to 9,694,684 and 3,164,571 shares of
beneficial interest outstanding - Note 4)    $         12.34    $        12.23
Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)              0.33              0.31
Maximum Offering Price Per Share             $         12.67    $        12.54

Class C Shares:
Net asset value and offering price per share * ($7,830,787 and $7,045,102 applicable to 631,539 and 577,332 shares of beneficial
interest outstanding - Note 4)              $          12.40    $        12.20

Class I Shares:
Net asset value and offering price per share ($4,839,832 and $8,591,011 applicable to 392,529 and 702,603 shares of beneficial
interest outstanding - Note 4)             $           12.33    $        12.23

                                           Limited Term U.S.       Limited Term
                                            Government Fund         Income Fund

INVESTMENT INCOME:
Interest income (net of premium amortized
of $258,523 and $58,951, respectively)     $       4,198,502   $      1,731,131

EXPENSES:
Investment advisory fees (Note 3)                    252,902            130,068
Administration fees (Note 3)
            Class A Shares                            77,716             22,932
            Class C Shares                             4,357              4,321
            Class I Shares                               891              2,106
Distribution and service fees (Note 3)
            Class A Shares                           149,215             43,111
            Class C Shares                            34,945             34,662
Transfer agent fees                                   63,443             33,375
Custodian fees                                        43,795             33,370
Registration and filing fees                          20,907             18,264
Professional fees                                      6,722              3,967
Accounting fees                                        7,367              3,138
Trustee Fees                                           1,839                182
Other expenses                                        10,283              6,771

            Total Expenses                           674,382            336,267

Less:
            Expenses reimbursed by
            investment advisor (Note 3)             (26,219)            (76,461)

            Net Expenses                            648,163             259,806
            Net Investment Income                 3,550,339           1,471,325

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized gain (loss) on:
Investments                                         133,624              25,015
Foreign currency transactions                             0              14,599
                                                    133,624              39,614
Net change in unrealized appreciation on:
Investments                                     (3,628,898)         (1,157,455)
Foreign currency translation                             0                1,733
                                                (3,628,898)         (1,155,722)
            Net Realized and Unrealized
            Gain (Loss) on Investments          (3,495,274)         (1,116,108)
            Net Increase in Net Assets
            Resulting From Operations       $       55,065      $       355,217

See notes to financial statements.

                                         Six Months Ended           Year Ended
                                           March 31, 1999     September 30, 1998

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                     $           3,550,339 $    7,784,612
Net realized gain on investments sold                   133,624        139,163
Increase (decrease) in unrealized appreciation
of investments                                       (3,628,898)     3,564,928

Net Increase in Net Assets Resulting From Operati        55,065     11,488,703


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (3,281,575)    (7,311,154)
Class C Shares                                         (168,220)      (243,829)
Class I Shares                                         (100,544)      (229,629)


FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                       (6,486,002)    (7,874,739)
Class C Shares                                        1,564,231      1,991,492
Class I Shares                                        2,681,588     (3,084,806)

Net Increase (Decrease) in Net Assets                (5,735,457)    (5,263,962)


NET ASSETS:

Beginning of period                                 138,008,897    143,272,859

     End of period                      $           132,273,440 $  138,008,897

See notes to financial statements.


INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                     $           1,471,325  $   2,645,277
Net realized gain (loss) on investments sold             39,614       (290,262)
Increase (decrease) in unrealized appreciation
of investments                                       (1,155,722)       837,189

Net Increase in Assets Resulting from Operations        355,217      3,192,204


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (1,038,676)    (1,937,609)
Class C Shares                                         (181,585)      (352,730)
Class I Shares                                         (251,063)      (354,938)


FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                        3,624,766      4,205,120
Class C Shares                                           47,754      1,689,924
Class I Shares                                          998,201      3,181,451

Net Increase (Decrease) in Net Assets                 3,554,614      9,623,422


NET ASSETS:

Beginning of period                                  50,781,327     41,157,905

End of period                            $           54,335,941 $   50,781,327

See notes to financial statements.
Note 1 - Organization
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital. The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses. Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value. Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are
translated   into  U.S.   dollar  amounts  on  the  respective   dates  of  such
transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3-Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six months ended March 31, 1999, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the six months ended March 31, 1999, the Adviser voluntarily waived certain operating expenses amounting to $26,219 and $76,461 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ended March 31, 1999, the Distributor earned commissions aggregating $10,260 and $5,774 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $410 and $1,682 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4% of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the six months ended March 31, 1999 are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4- Shares of Beneficial Interest
At March 31, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $136,852,349 and $54,697,651 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:


                    Six Months Ended March 31, 1999    Yr Ended Sept 30, 1998

Class A Shares                  Shares       Amount       Shares    Amount
Shares sold                    664,288 $  8,284,493    2,343,398 $ 29,089,064
Shares issued to shareholders in
reinvestment of distributi     184,337    2,297,846      408,731    5,065,254
Shares repurchased          (1,368,952)  (3,395,632)  (3,395,362) (42,029,057)

Net Decrease                  (520,327)($ 6,486,002)    (643,503)($ 7,874,739)

Class C Shares
Shares sold                    214,368 $  2,690,195      268,890 $  3,352,878
Shares issued to shareholders
in reinvestment of distrib      11,533      144,298       16,876      210,103
Shares repurchased            (101,323)  (1,270,262)    (126,412)  (1,571,489)

Net Increase                   124,578 $  1,564,231      159,354 $  1,991,492

Class I Shares
Shares sold                    254,310 $  3,174,439      349,738 $  4,333,129
Shares issued to shareholders in
reinvestment of distributi       7,707       95,804       16,580      205,349
Shares repurchased             (47,369)    (588,655)    (615,938)  (7,623,284)

Net Increase (Decrease)        214,648 $  2,681,588     (249,620)($ 3,084,806)

Note 4- Shares of Beneficial Interest . . . continued

Income Fund





                    Six Months Ended March 31, 1999      Yr Ended Sept 30, 1998

Class A Shares                  Shares       Amount       Shares    Amount
Shares sold                    543,200 $  6,690,664      871,449 $ 10,757,352
Shares issued to shareholders in
reinvestment of distributi      55,249      681,365       98,517    1,214,844
Shares repurchased            (303,745)  (3,747,263)    (629,596)  (7,767,076)

Net Increase                   294,704 $  3,624,766      340,370 $  4,205,120

Class C Shares
Shares sold                    107,081 $  1,316,728      278,808 $  3,432,785
Shares issued to shareholders
in reinvestment of distrib      12,549      154,439       24,958      307,071
Shares repurchased            (115,392)  (1,423,413)    (166,840)  (2,049,932)

Net Increase                     4,238 $     47,754      136,926 $  1,689,924

Class I Shares
Shares sold                    203,598 $  2,514,069      333,013 $  4,102,752
Shares issued to shareholders in
reinvestment of distributi      15,331      189,107       20,510      252,865
Shares repurchased            (138,049)  (1,704,975)    (166,840)  (1,174,166)

Net Increase                    80,880 $    998,201      258,187 $  3,181,451

Note 5 - Securities Transactions
For the six months ended March 31, 1999, portfolio purchase and sale transactions (excluding short-term securities) were $24,263,619 and $12,517,394 for the Government Fund and $14,562,111 and $7,290,303 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $128,991,287 and $53,945,399 for the Government Fund and Income Fund, respectively. At March 31, 1999, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

Government Fund         Income Fund
Gross unrealized appreciation       $2,685,847  $1,000,991
Gross unrealized depreciation       336,203     245,208
Net unrealized appreciation         $2,349,644  $755,783


Accumulated net realized losses from securities transactions included in net assets at March 31, 1999 aggregated $7,061,548 and $1,157,238 for the Government Fund and Income Fund, respectively. For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,765,833 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through 2003. For Federal income tax purposes, the Income Fund has capital loss carryforwards of $883,302 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through 2003.


Thornburg Limited Term U.S. Government Fund
Per share operating performance (for a share outstanding throughout the year)

                                        Six Months Ended                                Year Ended September 30,
                                        March  31, 1999             1998         1997        1996        1995        1994

Class A Shares:
Net asset value, beginning of period   $       12.66       $       12.31   $     12.24     $  12.40    $  12.03     $ 12.92

Income from investment operations:
            Net investment income               0.33                0.69          0.75         0.76        0.75       0.67
            Net realized and unrealized
            gain (loss) on investments         (0.32)               0.35          0.07        (0.16)       0.37      (0.89)

Total from investment operations                0.01                1.04          0.82         0.60        1.12      (0.22)
Less dividends from:
            Net investment income              (0.33)             (0.69)         (0.75)       (0.76)      (0.75)     (0.67)

Change in net asset value                      (0.32)              0.35           0.07        (0.16)       0.37      (0.89)

Net asset value, end of period                $12.34      $       12.66    $     12.31    $   12.24     $ 12.40   $  12.03

Total return (a)                               0.07%               8.75%         6.86%         4.92%       9.66%     (1.72)%

Ratios/Supplemental Data Ratios to average net asset:
            Net investment income               5.28%(b)          5.61%          6.09%         6.11%       6.23%      5.38%
            Expenses, after expense reductions  0.95%(b)          0.97%          0.97%         0.99%       0.99%      0.95%
            Expenses, before expense reductions 0.95%(b)          0.97%          0.97%         0.99%       0.99%      0.95%

Portfolio turnover rate                         9.25%            29.77%         41.10%        23.27%      28.31%     80.58%

Net assets at end of period (000)   $         119,603     $     129,312     $  133,711     $ 139,510   $ 142,849  $  177,439

(a) Sales loads are not reflected in computing total return.
(b) Annualized.
Note:  From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.

Class C Shares:
Net asset value, beginning of period   $  12.71     $   12.37      $  12.29       $  12.45       $    12.08       $   12.21


Income from investment operations:
            Net investment income          0.30          0.64          0.70           0.71             0.69            0.06
            Net realized and unrealized
            gain (loss) on investments    (0.31)         0.34          0.08          (0.16)            0.37           (0.13)


Total from investment operations          (0.01)         0.98          0.78           0.55             1.06           (0.07)
Less dividends from:
            Net investment income         (0.30)        (0.64)        (0.70)         (0.71)           (0.69)          (0.06)


Change in net asset value                 (0.31)         0.34          0.08          (0.16)            0.37           (0.13)


Net asset value, end of period      $     12.40    $    12.71      $  12.37       $  12.29       $    12.45        $   12.08

Total return (a)                         (0.06)%         8.19%         6.49%          4.51%           9.07%           (0.50)%

Ratios/Supplemental Data Ratios to average net asset:
   Net investment income                 4.38%(b)       5.16%         5.65%          5.72%           5.68%           5.45%(b)
   Expenses, after expense reductions    1.40%(b)       1.40%         1.40%          1.39%           1.52%           1.63%(b)
   Expenses, before expense reductions   1.98%(b)       2.20%         2.24%          2.35%           2.30%           1.63%(b)

Portfolio turnover rate                    9.25%       29.77%        41.10%         23.27%          28.31%            80.58%

Net assets at end of period (000)   $     7,831   $     6,445     $   4,299       $ 2,780       $    2,217       $     1,005

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
* Sales of Class C shares commenced on September 1, 1994.

Class I Shares:
Net asset value, beginning of period    $   12.65       $     12.31         $     12.24              $     12.14


Income from investment operations:
            Net investment income            0.35              0.74                 0.79                    0.20
            Net realized and unrealized
            gain on investments             (0.32)             0.34                 0.07                    0.10


Total from investment operations             0.03              1.08                 0.86                    0.30
Less dividends from:
            Net investment income           (0.35)            (0.74)               (0.79)                  (0.20)


Change in net asset value                   (0.32)             0.34                 0.07                    0.10

Net asset value, end of period         $    12.33        $    12.65         $      12.31             $     12.24

Total return (a)                            0.24%             9.06%                7.26%                   2.45%

Ratios/Supplemental Data Ratios to average net asset:
    Net investment income                 5.62%(b)           6.01%                6.35%                   6.64%(b)
    Expenses, after expense reductions    0.60%(b)           0.60%                0.60%                   0.58%(b)
    Expenses, before expense reductions   1.14%(b)           1.18%                6.57%                 305.74%(b)

Portfolio turnover rate                    9.25%            29.77%               41.10%                  23.27%

Net assets at end of period (000)      $   4,840         $    2,250         $      5,263           $         9

(a) Not annualized for periods less than one year.
(b) Annualized
       Sales of Class I shares commenced on July 5, 1996.

Thornburg Limited Term Income Fund
Per share operating performance (for a share outstanding throughout the year)
                                       Six Months Ended                           Year Ended September 30,
                                        March 31, 1999          1998           1997          1996        1995          1994
Class A Shares:
Net asset value, beginning of period   $    12.50       $       12.37     $     12.23     $   12.11    $   11.83  $   12.55

Income from investment operations:
            Net investment income            0.35                0.72            0.76          0.76         0.76       0.67
            Net realized and unrealized
            gain (loss) on investments      (0.27)               0.13            0.14          0.12         0.28      (0.69)

Total from investment operations             0.08                0.85            0.90          0.88         1.04      (0.02)
Less dividends from:
            Net investment income           (0.35)              (0.72)          (0.76)        (0.76)       (0.76)     (0.67)
            Realized capital gains           0.00                0.00            0.00          0.00         0.00      (0.03)

Change in net asset value                   (0.27)               0.13            0.14          0.12         0.28      (0.72)

Net asset value, end of period      $       12.23       $       12.50     $     12.37     $   12.23    $   12.11    $ 11.83

Total return (a)                            0.63%               7.08%           7.56%         7.54%        9.22%     (0.14)%

Ratios/Supplemental Data Ratios to average net asset:
   Net investment income                  5.66%(b)             5.81%           6.16%          6.31%        6.50%      5.51%
   Expenses, after expense reductions     0.99%(b)             1.00%           1.00%          0.95%        0.83%      0.66%
   Expenses, before expense reductions    1.18%(b)             1.22%           1.27%          1.37%        1.48%      1.47%

Portfolio turnover rate                  14.20%              41.01%           13.87%         44.35%       43.12%     84.35%

Net assets at end of period (000)   $    38,700      $       35,866      $    31,281      $  23,433   $   23,222   $ 21,683

(a)  Sales loads are not reflected in computing total return.
(b) Annualized.
Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.

Class C Shares:
Net asset value, beginning of period   $   12.47   $         12.34       $    12.20       $   12.08    $   11.78   $  11.92

Income from investment operations:
      Net investment income                0.32               0.66             0.71            0.71         0.70      0.06
      Net realized and unrealized
      gain (loss) on investments          (0.27)              0.13             0.14            0.12         0.30     (0.14)
Total from investment operations           0.05               0.79             0.85            0.83         1.00     (0.08)
Less dividends from:
         Net investment income            (0.32)             (0.66)           (0.71)          (0.71)       (0.70)    (0.06)

Change in net asset value                 (0.27)              0.13             0.14            0.12         0.30     (0.14)

Net asset value, end of period        $   12.20   $          12.47       $    12.34       $   12.20     $  12.08   $ 11.78

Total return (a)                          0.43%              6.65%            7.13%           7.12%        8.87%   (0.72)%

Ratios/Supplemental Data Ratios to average net asset:
    Net investment income               5.25%(b)             5.40%            5.76%           5.91%       6.03%     5.14%(b)
    Expenses, after expense reductions  1.40%(b)             1.40%            1.40%           1.36%       1.36%     1.20%(b)
    Expenses, before expense reductions 2.23%(b)             2.30%            2.44%           3.20%       4.75%     1.20%(b)

Portfolio turnover rate                 14.20%              41.01%           13.87%          44.35%      43.12%     84.35%

Net assets at end of period (000)   $    7,045       $      7,147       $     5,382       $ 2,695       $  1,032   $   53

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. (b) Annualized.
* Sales of Class C shares commenced on September 1, 1994.


Class I Shares:
Net asset value, beginning of period   $  12.50       $     12.36       $    12.23       $     11.95

Income from investment operations:
        Net investment income              0.37              0.75             0.80              0.19
        Net realized and unrealized
        gain (loss) on investments        (0.27)             0.14             0.13              0.28

Total from investment operations           0.10              0.89             0.93              0.47
Less dividends from:
        Net investment income             (0.37)            (0.75)           (0.80)            (0.19)

Change in net asset value                 (0.27)             0.14             0.13              0.28


Net asset value, end of period      $     12.23       $     12.50       $    12.36       $     12.23

Total return (a)                          0.79%             7.49%            7.80%             3.97%

Ratios/Supplemental Data Ratios to average net asset:
      Net investment income               5.96%(b)          6.10%            6.44%            6.67%(b)
      Expenses, after expense reductions  0.69%(b)          0.69%            0.69%            0.69%(b)
      Expenses, before expense reductions 1.02%(b)          1.19%            1.98%            4.26%(b)

Portfolio turnover rate                   14.20%           41.01%           13.87%            44.35%

Net assets at end of period (000)   $      8,591       $    7,768   $        4,495     $      797

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments

Thornburg  Limited Term U.S. Government Fund                      March 31, 1999

CUSIPS: Class A - 885-215-103, Class C - 885-215-830, Class I - 885-215-699
NASDAQ Symbols:  Class A - LTUSX,  Class C - LTUCX  (Proposed),
                 Class I - LTUIX (Proposed)


     Principal            Security Name                                                                                  Value
                          U.S. Government Agencies (62.40%)
     1,050,000            Federal Home Loan Bank Board, 6.75% due 4/10/2006                                            1,110,869
     1,000,000            Federal Home Loan Bank Board, 6.37% due 9/26/2007                                            1,026,410
     1,973,936            Federal Home Loan Bank Board, Pool# W10002, 6.775% due 11/1/2003                             2,046,518
     2,250,000            Federal Home Loan Mortgage Series 1900 Class L, 7.50% due 11/15/2021                         2,266,155
     538,934              Federal Home Loan Mortgage  Corporation, Pool# C90041, 6.50% due 11/1/2013                     541,176
     2,111,436            Federal Home Loan Mortgage Corporation CMO Series 1216, Class E, 7.00% due 3/15/2005         2,120,008
     500,000              Federal Home Loan Mortgage Corporation CMO Series 1476, Class J, 6.00% due 2/15/2008           492,185
     1,000,000            Federal Home Loan Mortgage Corporation Series 1464 Class G, 7.25% due 12/15/2021             1,021,870
     445,017              Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/2016                      472,599
     181,769              Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/2008                       189,155
     117,463              Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due 11/1/2010                     124,728
     287,306              Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/2008                       298,709
     267,432              Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/2004                       273,401
     145,152              Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/2001                      147,399
     296,442              Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/2002                       300,489
     5,342                Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due 7/1/2000                        5,520
     74,892               Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due 8/1/2001                        79,362
     74,513               Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due 5/1/2010                        78,089
     105,248              Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/2010                      114,275
     8,180                Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due 8/1/2000                        8,327
     207,058              Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/2014                      215,471
     161,430              Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/2010                       169,164
     87,278               Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due 8/1/2016                        92,687
     71,928               Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due 10/1/2016                       75,402
     533,590              Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due 5/1/2017                       561,795
     130,849              Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/2017                       140,125
     119,689              Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/2017                      130,024
     68,360               Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due 7/1/2010                       74,376
     7,501                Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due 9/1/2000                        7,778
     233,858              Federal Home Loan Mortgage Corporation, Pool# 770297, 6.50% (adjustable rate) due 6/1/2018     235,904
     199,006              Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/2017                       209,711
     133,167              Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/2017                       142,135
     809,269              Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due 7/1/2007                       828,222
     487,112              Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due 7/1/2008                       491,978
     541,389              Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due 5/1/2008                       548,990
     2,019,977            Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/2003                     2,032,966
     260,378              Federal National Mortgage Association, CMO Series 92-60, Class C, 7.50% due 4/25/1999          259,318
     1,900,000            Federal National Mortgage Association CMO Series 1993-12, Class EC, 7.50% due 9/25/2001      1,905,339
     391,750              Federal National Mortgage Association, Benchmark Note, 5.125% due 2/13/2004                    384,710
     1,150,000            Federal National Mortgage Association CMO Series 1992-145, Class L, 7.50% due 1/25/2006      1,157,901
     1,500,000            Federal National Mortgage Association, 6.50% due 11/25/2006                                  1,521,090
     850,000              Federal National Mortgage Association CMO Series 1992-22, Class HC, 7.00% due 3/25/2007        875,764
     2,000,000            Federal National Mortgage Association CMO Series 1991-134, Class KE, 7.00% due 5/25/2008     1,986,860
     750,000              Federal National Mortgage Association Remic 1993 101 Class Project, 7.00% due 6/25/2008        760,073
     1,250,000            Federal National Mortgage Association, Remic Trust 1993 191 Class G, 6.00% due 10/25/2008    1,233,975
     980,575              Federal National Mortgage Association CMO Series 1992-64, Class G, 7.00% due 12/25/2018        983,938
     1,800,000            Federal National Mortgage Association, CMO Series 93-187, Class FC, 4.38% (adjustablerate)   1,790,424
                          due 11/25/2021
     1,250,000            Federal National Mortgage Association CMO Series 1992-33, Class F, 4.69% due 3/25/2022       1,266,012
     793,029              Federal National Mortgage Association Remic 1993 168 Class Pk, 6.75% due 8/25/2022             799,714
     500,000              Federal National Mortgage Association, CMO Series 1993-185, Class FJ, 4.38%                    495,780
                          (adjustablerate) due 9/25/2022
     978,000              Federal National Mortgage Association Series 1993 32, Class H, 6.00% due 3/25/2023             959,350
     15,907               Federal National Mortgage Association, Pool# 002473, 10.50% due 1/1/2001                        16,121
     687,642              Federal National Mortgage Association, Pool# 008307, 8.00% due 5/1/2008                        710,884
     53,140               Federal National Mortgage Association, Pool# 010294, 8.50% due 9/1/2007                         54,377
     1,413                Federal National Mortgage Association, Pool# 016072, 11.50% due 5/1/2000                         1,426
     85,522               Federal National Mortgage Association, Pool# 019535, 10.25% due 7/1/2008                        91,649
     942,811              Federal National Mortgage Association, Pool# 033356, 9.25% due 8/1/2016                      1,006,366
     86,105               Federal National Mortgage Association, Pool# 038493, 8.75% due 10/1/2008                        90,646
     105,751              Federal National Mortgage Association, Pool# 040526, 9.25% due 1/1/2017                        112,879
     695,652              Federal National Mortgage Association, Pool# 044003, 8.00% due 6/1/2017                        725,217
     232,910              Federal National Mortgage Association, Pool# 058816, 9.25% due 12/1/2002                       240,815
     239,549              Federal National Mortgage Association, Pool# 063791, 8.25% due 7/1/2002                        243,433
     544,031              Federal National Mortgage Association, Pool# 064011, 9.25% due 7/1/2003                        566,228
     5,000,000            Federal National Mortgage Association, Pool# 073040, 7.625% due 9/1/2001                     5,147,284
     3,783,879            Federal National Mortgage Association, Pool# 073798, 6.94% due 12/1/2006                     3,958,963
     445,723              Federal National Mortgage Association, Pool# 076388, 9.25% due 9/1/2018                        475,943
     106,418              Federal National Mortgage Association, Pool# 077725, 9.75% due 10/1/2018                       113,467
     364,730              Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/2016                       390,488
     993,979              Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/2021                      1,045,478
     538,491              Federal National Mortgage Association, Pool# 190555, 7.00% due 1/1/2014                        546,794
     534,247              Federal National Mortgage Association, Pool# 190703, 7.00% due 3/1/2009                        545,931
     1,225,607            Federal National Mortgage Association, Pool# 190836, 7.00% due 6/1/2009                      1,252,411
     858,047              Federal National Mortgage Association, Pool# 250387, 7.00% due 11/1/2010                       876,547
     523,098              Federal National Mortgage Association, Pool# 250481, 6.50% due 11/1/2015                       520,969
     1,101,512            Federal National Mortgage Association, Pool# 303383, 7.00% due 12/1/2009                     1,123,234
     1,240,204            Federal National Mortgage Association, Pool# 312663, 7.50% due 6/1/2010                      1,279,730
     1,070,022            Federal National Mortgage Association, Pool# 334996, 7.00% due 2/1/2011                      1,093,091
     1,626,292            Federal National Mortgage Association, Pool# 342947, 7.25% due 4/1/2024                      1,660,346
     554,400              Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/2024                       583,123
     637,191              Federal National Mortgage Association, Pool# 373942, 6.50% due 12/1/2008                       642,906
     588,085              Federal National Mortgage Association, Pool# 400569, 6.00% due 4/1/2009                        586,815
     620,000              Federal National Mortgage Association Remic, Trust 94 Class 94 041, 6.25% due 1/25/2021        624,842
     1,000,000            Federal National Mortgage Association Remic 1998 49 Class TD, 6.25% due 12/18/2023             993,430
     596,618              Federal National Mortgage Association Remic Trust 94 036 UA, 7.00% due 8/25/2023               603,885
     674,412              Government National Mortgage Association, Pool# 000623, 8.00% due 9/20/2016                    704,686
     55,183               Government National Mortgage Association, Pool# 000862, 9.00% due 10/20/2002                    57,241
     12,975               Government National Mortgage Association, Pool# 000956, 10.00% due 3/20/2003                    13,414
     22,740               Government National Mortgage Association, Pool# 001228, 10.00% due 7/20/2004                    23,765
     69,523               Government National Mortgage Association, Pool# 001408, 9.50% due 5/20/2005                     72,852
     791,672              Government National Mortgage Association, Pool# 016944, 7.50% due 5/15/2007                    817,535
     50,844               Government National Mortgage Association, Pool# 035861, 10.875% due 2/15/2010                   55,848
     21,287               Government National Mortgage Association, Pool# 161848, 9.00% due 8/15/2001                     21,809
     14,903               Government National Mortgage Association, Pool# 276712, 11.00% due 3/15/2000                    15,137
     222,633              Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/2005                   237,737
     342,480              Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/2006                   352,771
     1,486,935            Government National Mortgage Association, Pool# 313403, 6.80% due 5/20/2023                  1,490,325
     1,972,870            Government National Mortgage Association, Pool# 357090, 6.80% due 4/20/2025                  1,974,468
     647,725              Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/2003                    660,018
     792,786              Government National Mortgage Association, Pool# 430150, 7.25% due 12/15/2026                   810,742
     766,771              Government National Mortgage Association, Pool# 453928, 7.00% due 7/15/2017                    782,344
     398,920              Government National Mortgage Association, Pool# 780063, 7.00% due 9/15/2008                    409,140
     884,931              Government National Mortgage Association, Pool# 780448, 6.50% due 8/15/2011                    896,816
     800,000              Tennessee Valley Authority, 8.375% due 10/1/1999                                               813,248

                          Total U.S. Government Agencies (Cost $81,185,394)                                           81,970,444

                          United States Treasury (37.60%)
     1,500,000            United States Treasury Notes, 7.50% due 10/31/1999                                           1,522,965
     4,200,000            United States Treasury Notes, 6.25% due 4/30/2001                                            4,300,422
     10,000,000           United States Treasury Notes, 7.50% due 11/15/2001                                          10,578,100
     1,350,000            United States Treasury Notes, 6.25% due 1/31/2002                                            1,389,231
     3,200,000            United States Treasury Notes, 6.25% due 2/15/2003                                            3,316,000
     5,000,000            United States Treasury Notes, 5.75% due 8/15/2003                                            5,101,550
     9,750,000            United States Treasury Notes, 7.25% due 5/15/2004                                           10,616,873
     3,700,000            United States Treasury Notes, 7.25% due 8/15/2004                                            4,038,772
     3,900,000            United States Treasury Notes, 6.50% due 5/15/2005                                            4,130,334
     4,000,000            United States Treasury Notes, 7.00% due 7/15/2006                                            4,376,240

                          Total United States Treasury (Cost $47,805,893)                                             49,370,487

                          TOTAL INVESTMENTS  (100%) (Cost $128,991,287)                                            $ 131,340,931

See notes to unaudited financial statements.


Schedule of Investments

Thornburg Limited Term Income Fund                                March 31, 1999

CUSIPS: Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX (Proposed),
                 Class I -THIIX  (Proposed)

                                                                                                       Credit Rating
 Principal     Security Name                                                                            Moody's/S&P        Value

U.S. TREASURY SECURITIES - 6.10%
   350,000     United States Treasury Notes, 6.875% due 8/31/1999                                         Aaa/AAA $       352,954
   750,000     United States Treasury Notes, 8.00% due 5/15/2001                                          Aaa/AAA         794,182
   500,000     United States Treasury Notes, 6.375% due 8/15/2002                                         Aaa/AAA         518,360
   500,000     United States Treasury Notes, 6.25% due 2/15/2003                                          Aaa/AAA         518,125
 1,100,000     United States Treasury Notes, 6.50% due 5/15/2005                                          Aaa/AAA       1,164,966

               Total U.S. Treasury Securities (Cost $3,182,278)                                                         3,348,587

U. S. GOVERNMENT AGENCIES - 10.00%
   900,000     Federal Home Loan Bank Board, 7.11% due 8/19/1999                                           Aaa/NR         907,308
   186,516     Federal Home Loan Mortgage Corp., CMO Series 1327 E, 7.50% due                               NR/NR         187,855
               7/15/2007
   500,000     Federal Home Loan Mortgage Corp., CMO Series 1914 AC, 7.00% due                              NR/NR         497,810
               12/15/2011
    50,588     Federal Home Loan Mortgage Corp., CMO Series 1019 E, 8.75% due                               NR/NR          50,888
               7/15/2020
   363,504     Federal Home Loan Mortgage Corp., CMO Series 1208 D, 4.93% due                               NR/NR         366,910
               2/15/2022
    53,447     Federal Home Loan Mortgage Corp., Pool# 141540, 9.00% due 5/1/2009                         Aaa/AAA          55,850
   171,222     Federal Home Loan Mortgage Corp., Pool# 214180, 9.75% due 11/1/2001                        Aaa/AAA         175,314
    41,407     Federal Home Loan Mortgage Corp., Pool# 216639, 8.25% due 4/1/2002                         Aaa/AAA          42,257
    10,742     Federal Home Loan Mortgage Corp., Pool# 220005, 8.75% due 4/1/2001                         Aaa/AAA          11,383
     5,764     Federal Home Loan Mortgage Corp., Pool# 296006, 8.00% due 6/1/2017                         Aaa/AAA           6,054
    65,408     Federal Home Loan Mortgage Corp., Pool# 503253, 9.50% due 7/1/2005                         Aaa/AAA          68,624
   240,686     Federal Home Loan Mortgage Corp., Pool# 850082, 9.00% due 10/1/2005                        Aaa/AAA         249,351
   137,290     Federal National Mortgage Association, CMO Series 92-60, Class C, 7.50%                      NR/NR         136,731
               due4/25/1999
   685,000     Federal National Mortgage Association, CMO Series 97-13 D, 7.00% due                         NR/NR         702,981
               8/18/2006
   200,000     Federal National Mortgage Association, CMO Series 1993-140, Class J,                         NR/NR         203,936
               6.65% due6/25/2013
   600,000     Federal National Mortgage Association, CMO Series G94-7 B, 7.50% due                         NR/NR         615,936
               5/17/2024
    22,680     Federal National Mortgage Association, Pool# 001768, 8.00% due                             Aaa/AAA          23,200
               10/1/2006
   650,630     Federal National Mortgage Association, Pool# 020155, 7.491% due                            Aaa/AAA         661,730
               8/1/2014
   298,240     Federal National Mortgage Association, Pool# 297033, 8.00% due                             Aaa/AAA         307,000
               2/1/2009
    40,552     Government National Mortgage Association, Pool# 305541, 9.00% due                          Aaa/AAA          42,162
               5/15/2003
   156,281     Government National Mortgage Association, Pool# 827148, 6.875% due                         Aaa/AAA         156,647
               2/20/2024

               Total U. S. Government Agencies (Cost $5,397,218)                                                        5,469,927

MORTGAGE BACKED SECURITIES - 0.70
    29,647     Collateralized Mortgage Obligation Trust, Series 56-B, 9.985% due                          Aaa/AAA          31,277
               1/1/2019
   351,151     GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/2008                          Aaa/AAA         352,893

               Total Mortgage Backed Securities (Cost $379,610)                                                           384,170

CORPORATE BONDS - 26.90%
               BANKING INSTITUTIONS
 1,000,000     Mellon Financial Company, 5.75% due 11/15/2003                                               A2/A+         991,890
   450,000     Westdeutsche Landesbank Giroze, 2008 Subordinated Note, 6.05% due                          Aa1/AA+         434,403
               1/15/2009
                                                                                                                        1,426,293
               FINANCIAL SERVICES
 1,000,000     Merrill Lynch & Company Incorporated, 6.00% due 11/15/2004                                 Aa3/AA-         996,940

               INDUSTRIALS
 2,000,000     Computer Associates International Incorporated, 2005 Senior Note,                          Baa1/A-       1,927,100
               6.375% due4/15/2005
    50,000     Grand Metropolitan Investment Corporation, 0% due 1/6/2004                                   A1/A+          36,960
 1,000,000     Ingersoll Rand Company, 6.46% due 11/19/2003                                                 A3/A-       1,030,630
 1,000,000     Occidental Petroleum Corporation, Senior Note, 7.375% due 11/15/2008                      Baa3/BBB       1,005,840
   700,000     Raytheon Company, 6.30% due 3/15/2005                                                     Baa1/BBB         704,977
 1,000,000     Security Capital Group Incorporated, Tranche Trust 00001, 7.75% due                         NR/BBB       1,009,180
               11/15/2003
    50,000     Valassis Communications, 9.55% due 12/1/2003                                             Baa3/BBB-          55,803
   500,000     Valassis Communications Inc., Senior Note 144A, 6.625% due 1/15/2009                     Baa3/BBB-         483,936
   879,000     Wheeling Pittsburgh Corporation, 9.375% due 11/15/2003                                     Aaa/AAA         948,221
   700,000     WMX Technologies Incorporated, 8.25% due 11/15/1999                                      Baa3/BBB+         710,736
   185,000     WMX Technologies Incorporated, 7.00% due 5/15/2005                                       Baa1/BBB+         192,198

                                                                                                                        8,105,581
               TELEPHONES
   500,000     A T & T Corporation, 6.00% due 3/15/2009                                                    A1/AA-         496,760

               UTILITIES
 1,000,000     Carolina Power & Light Company, 6.80% due 8/15/2007                                           A2/A       1,048,870
   400,000     Carolina Power & Light Company, 5.95% due 3/1/2009                                            A2/A         395,736
    85,000     Niagara Mohawk Power Corporation, 8.00% due 6/1/2004                                         NR/NR          92,273
    60,000     Niagara Mohawk Power Corporation, 6.625% due 7/1/2005                                      Aaa/AAA          62,085
    80,000     Pennsylvania Power & Light Company, 6.875% due 3/1/2004                                     Aaa/NA          83,074
   100,000     Public Service Electric & Gas Company, 6.75% due 3/1/2006                                   NR/AAA         103,222
    75,000     Texas Utilities Electric Company, 6.75% due 7/1/2005                                        Aaa/NR          78,595

                                                                                                                        1,863,855
               YANKEE
 2,150,000     Dao Heng Bank Group, 7.75% due 1/24/2007 (U.S. Dollar)                                   Baa1/BBB+       1,803,626

               Total Corporate Bonds (Cost $14,767,113)                                                                14,693,055

TAXABLE MUNICIPAL BONDS - 52.80%
 1,500,000     Austin Texas General Obligation, 6.90% due 3/1/2002                                         Aa2/AA       1,545,615
   240,000     Baltimore Economic Development Authority, 8.50% due 8/1/2002 (Arcade LP                    A3/BBB+         251,842
               Project)
    55,000     Beaumont Housing Multi Family Mortgage Series 1995-B, 7.50% due                             Aaa/NR          56,082
               6/15/2000(Insured: FHA)
    60,000     Bellingham Washington Civic Center Development, Series A, 4.80% due                          NR/NR          61,211
               8/1/2000
 1,750,000     Capital Projects Finance Authority Florida Revenue, Series B, 8.00%                          NR/NR       1,770,475
               due12/1/2001
 1,025,000     Connecticut St. Development Authority, 8.55% due 8/15/2005                                   NR/A+       1,135,331
   100,000     Dayton Ohio Economic Development Revenue, 6.03% due 12/1/2003                              Aaa/AAA         100,111
   115,000     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2001                             Aaa/AAA         117,220
               (Insured: MBIA)
   125,000     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2002                             Aaa/AAA         127,851
               (Insured: MBIA)
   130,000     Duquesne Pennsylvania General Obligation, 6.95% due 12/15/2003                             Aaa/AAA         133,910
               (Insured: MBIA)
 1,085,000     East Baton Rouge Louisiana Mortgage Finance, Series C2 Tax Refunding                        Aaa/NR       1,103,673
               Mortgage,6.75% due 4/1/2005
   320,000     Georgia Municipal Electric Authority Power Revenue, Taxable Series One,                       A3/A         329,846
               7.00%due 1/1/2006
 1,350,000     Grand Prairie Sports Facilities Development, Taxable Refunding Series                       Aaa/NR       1,345,221
               A, 6.40%due 9/15/2008
 2,000,000     Greater Valley Medical Building Partnership, Series 1996, 6.95% due                         Aa3/NR       2,033,780
               3/1/2021 put3/1/01 (LOC: Krediet Bank)
   500,000     Gulfport Mississippi Hospital Facility Revenue, Memorial Hospital                          Aaa/AAA         546,755
               Gulfport B,8.00% due 7/1/2006
 1,120,000     Halifax Hospital Medical Center Florida Health, 6.50% due 4/1/2002                            NR/A       1,120,000
   845,000     Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due                             A/NR         919,723
               7/1/2004
   145,000     Illinois Housing Development Authority, Taxable Multi Family Pg Series                       A1/A+         150,815
               2, 7.85%due 3/1/2005
   405,000     King County Washington General Obligation, 7.55% due 12/1/2005                             Aa1/AA+         434,435
   100,000     Kiryas Joel Village, New York General Obligation Series B, 8.50% due                       Baa3/NR         102,072
               1/1/2000
   210,000     Lake City Utilities Revenue, Taxable Refunding Series B, 6.40% due                          Aaa/NR         212,300
               7/1/2004
   225,000     Lake City Utilities Revenue, Taxable Refunding Series B, 6.50% due                          Aaa/NR         227,268
               7/1/2005
   240,000     Lake City Utilities Revenue, Taxable Refunding Series B, 6.50% due                          Aaa/NR         242,035
               7/1/2006
   255,000     Lake City Utilities Revenue, Taxable Refunding Series B, 6.60% due                          Aaa/NR         256,576
               7/1/2007
   260,000     Lake City Utilities Revenue, Taxable Refunding Series B, 6.60% due                          Aaa/NR         258,193
               7/1/2008
 1,000,000     Los Angeles County Pension Obligation, 8.30% due 6/30/2002 (Insured:                       Aaa/AAA       1,068,370
               FSA)
 1,225,000     Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/2012 put 7/1/99                       NR/BBB+       1,230,022
               (NursingHome Project; LOC: Sumitumo Bank)
   110,000     Maine Municipal Bond Bank Special Obligation, Taxable Series A, 8.00%                        NR/A+         117,537
               due11/1/2002
   690,000     Maryland State Economic Development Corporation, Taxable Maryland                            NR/NR         704,904
               TechDevelopment Center Project, 7.25% due 6/1/2008
   300,000     Massachusetts Industrial Financing Authority Resource Recovery                             Aaa/AAA         301,356
               RevenueRefunding, 6.95% due 7/1/1999 (Insured: FSA)
   315,000     Miami Beach Housing Authority Revenue, 6.75% due 3/1/2003                                    A3/NR         318,024
   200,000     Missouri High Education Student Loan, Series B, 6.80% due 2/15/2001                         Aaa/NR         203,766
    75,000     Mobile United States Government Guaranteed, 6.99% due 8/1/2000                           Aaa*/AAA*          76,514
   245,000     New Jersey Economic Development Authority Series B, 7.10% due 9/15/2002                    Aa3/AA-         250,733
    95,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.95%                         NR/A+          97,442
               due11/1/2000
 3,245,000     New Orleans Home Mortgage Authority Single Family Mortgage Revenue                         Aaa/AAA         769,389
               RefundingSeries 1994-A, 0% due 10/1/2015 (Insured: MBIA)
   200,000     New York City Series 1991, 10.50% due 11/15/2013 pre-refunded 11/15/01                     Aaa/AAA         226,240
   250,000     New York General Obligation, Taxable Series K, 6.00% due 8/1/2000                            A3/A-         251,585
   100,000     New York New York, Taxable Prerefunded Series D, 10.00% due 8/1/2005                         A3/A-         111,770
   500,000     New York St Mortgage Agency Revenue, Taxable Mortgage 20th Series,                          Aaa/NR         515,015
               6.70% due10/1/2004
 1,000,000     New York St Power Authority Revenue & General, Taxable Series D, 6.17%                     Aa3/AA-       1,007,800
               due2/15/2001
 1,000,000     Oklahoma City Airport Trust, Taxable Senior Lien 19th Series, 6.15% due                     Aa2/AA       1,009,870
               7/1/2000
 1,000,000     Pennsylvania Housing Finance Agency, 8.40% due 4/1/2010                                     Aa/AA+       1,049,100
 1,085,000     Rockwall Texas Independent School District, Capital Appreciation                            NR/AAA         593,061
               RefundingTaxable, 0% due 8/15/2008
 1,020,000     Santa Fe New Mexico Civic Housing Authority, Tuscany Ser B, 6.71% due                      Aaa/AAA       1,035,912
               8/1/2012
   520,000     Texas Department Housing & Community, Affairs Single Family Series B,                        A1/A+         539,448
               9.50% due3/1/2016
    35,000     Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/2003                                  A1/NR          35,399
   250,000     Virginia Housing Development Authority, Taxable Series D, 7.55% due                        Aa1/AA+         253,075
               1/1/2011
   250,000     Virginia Housing Development Multi Family, Taxable Series A, 7.125%                        Aa1/AA+         258,083
               due11/1/2003
   300,000     Virginia State Housing Development Authority Series C, 6.65% due                           Aa1/AA+         305,295
               11/1/2003
   300,000     Washington Gas Light Company Medium, Tranche Trust 00047, 6.60% due                         Aa3/NR         304,155
               8/11/2008
   825,000     Wilkes Barre Pennsylvania Redevelopment Authority Revenue, 6.25% due                        Aaa/NR         830,956
               6/15/2008
   810,000     York County General Obligation, Refunding Taxable Series C, 5.85% due                      Aaa/AAA         809,927
               12/1/2004

               Total Taxable Municipal Bonds (Cost $28,372,087)                                                        28,857,088

FOREIGN SECURITIES - 2.80%
 2,000,000     British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)                           Aa2/AA       1,548,354

               Total Foreign Securities (Cost $1,447,093)                                                               1,548,354

COMMERCIAL PAPER - 0.70%
   400,000     Mobil Credit Finance, 4.90% due 4/1/1999                                                    A1+/P1         400,000

Total Commercial Paper (Cost $400,000)                                                                                    400,000

TOTAL INVESTMENTS (100%) (Cost $53,945,399)                                                                           $54,701,181

See notes to unaudited financial statements.



See notes to financial statements.
* Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar.
  Credit ratings are unaudited.

Thornburg Limited Term
U.S. Government Fund

The chart above is for the Funds' Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30 day SEC yield and the total returns at the maximum offering prices for one year, five years, and ten years for each class of shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.44 and the ending NAV of $12.66. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of the Limited Term U.S. Government Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term U.S. Government Fund shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Thornburg Limited Term Income Fund - Class A
Outperformed Taxable Money Market Funds

Return from a $100,000 Investment 10/1/92 to 3/31/99

$50,000
$40,000
$30,000
$20,000
$10,000
$0

$32,233
Donoghue's Taxable
Money Market Fund Average

$46,032
Thornburg Limited Term
Income Fund

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30 day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for each class of shares of the Fund. Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.44 per share, respectively and the ending NAV of $12.50 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2:
This  analysis does not take into account the effect,  if any,  caused by taxes.
Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of Limited Term Income Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.